Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Stock-Based Compensation [Abstract]
Schedule of Fair Value of Stock Options

The following assumptions were used to estimate the fair value of stock options granted using the Black-Scholes-Merton option pricing model during the six months ended June 30:

2024
Assumptions:
Risk-free interest rate	3.93% – 4.56%
Expected term (in years)	0.78 – 4.00
Expected volatility	57.49% – 58.71%
Expected dividend yield	—

The following assumptions were used to estimate the fair value of stock options granted using the Black- Scholes-Merton option pricing model during the years ended December 31:

	2024	2023
Assumptions:
Risk-free interest rate	3.49% – 4.56%	3.75% – 4.52%
Expected term (in years)	0.27 – 4.00	0.61 – 4.00
Expected volatility	57.28% –58.71%	59.17% – 59.95%
Expected dividend yield	—	—

Schedule of Stock Option Activity

A summary of stock option activity under the 2021 Plan and 2013 Plan is as follows:

			Weighted
			Average
	Options Outstanding	Weighted Average Exercise Price	Remaining Contractual Term in Years	Aggregate Intrinsic Value
Balance at December 31, 2023	14,830	$43.47	8.53	$—
Granted	5,521	7.30	—	—
Exercised	—	—	—	—
Cancelled/forfeited	(11,891)	33.99	—	—
Balance at December 31, 2024	8,460	33.20	5.20	—
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled/forfeited	(4,555)	26.31	—	—
Balance at June 30, 2025	3,905	$41.24	6.47	$—

Options exercisable at June 30, 2025	3,413	$45.36	6.13	$—

A summary of stock option activity under the 2021 and 2013 Plans is as follows:

			Weighted
			Average
			Remaining
	Options	Weighted Average	Contractual Term	Aggregate
	Outstanding	Exercise Price	in Years	Intrinsic Value
Balance at December 31, 2023	14,830	$43.47	8.53	$—
Granted	5,521	7.30	—	—
Exercised	—	—	—	—
Cancelled/forfeited	(11,891)	33.99	—	—
Balance at December 31, 2024	8,460	$33.20	5.20	$—

Options exercisable at December 31, 2024	6,356	$40.47	3.91	$—

Schedule of Stock Options and RSUs Compensation Expense	The following table sets forth the recorded stock options compensation expense of the Company during the three and six months ended June 30:
	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Operating expenses:
Technology	$—	$1,658	$—	$3,203
Sales and marketing	35	335	69	831
Supply development (recovery)	(393)	220	84	431
Fulfillment	292	—	804	869
General and administrative	—	15,882	—	32,201
Total stock options expense (recovery)	$(66)	$18,095	$957	$37,535

The Company recorded RSUs compensation expense during the three and six months ended June 30, 2025 and 2024 as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Operating expenses:
Technology (recovery)	$(184)	$22,833	$2,691	$49,776
Sales and marketing (recovery)	(23)	9,508	8,785	25,417
Supply development	—	52	—	277
Fulfillment	2,076	8,217	8,891	17,728
General and administrative (recovery)	—	20,932	(3,620)	42,829
Total RSU expense	$1,869	$61,542	$16,747	$136,027
The following table sets forth the recorded stock options compensation expense of the Company during the years ended December 31:
	2024	2023
Operating expenses:
Technology	$2,639	$7,638
Sales and marketing	1,168	2,640
Supply development	1,904	973
Fulfillment	1,976	2,781
General and administrative	41,807	101,123
Total stock options expense	$49,494	$115,155

The Company recorded RSUs compensation expense during the year ended December 31, 2024 and 2023 as follows:

	2024	2023
Operating expenses:
Technology	$57,073	$134,126
Sales and marketing	46,744	63,750
Supply development	399	6,035
Fulfillment	38,666	52,591
General and administrative	57,299	88,009
Total RSU expense	$200,181	$344,511

Schedule of RSUs Activity

A summary of RSUs activity under the 2021 Plan and 2013 Plan is as follows:

		Weighted
	RSUs Outstanding	Average Grant Date Fair Value
Unvested Balance at December 31, 2023	5,630	$113.09
Granted	—	—
Vested	(1,800)	120.36
Forfeited	(3,008)	102.66
Unvested Balance at December 31, 2024	822	$132.34
Granted	—	—
Vested	(338)	116.38
Forfeited	(369)	109.99
Unvested Balance at June 30, 2025	115	$100.02

A summary of RSUs activity under the 2021 Plan and 2013 Plan is as follows:

		Weighted
	RSUs	Average Grant
	Outstanding	Date Fair Value
Unvested Balance at December 31, 2023	5,630	$113.09
Granted	—	—
Vested	(1,800)	120.36
Forfeited	(3,008)	102.66
Unvested Balance at December 31, 2024	822	$132.34